Leases - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Jan. 01, 2020 HKD ($)
Operating lease:
Operating lease right-of-use assets	$ 45,493,013	$ 5,795,362	$ 42,491,805	$ 5,470,320	$ 23,884,854	$ 541,625
Current operating lease obligation	5,189,781	661,127	3,890,482	500,854	708,829	$ 541,625
Non-current operating lease obligation	40,303,232	5,134,235	38,601,323	4,969,466	23,176,025
Total operating lease obligation	$ 45,493,013	$ 5,795,362	$ 42,491,805	$ 5,470,320	$ 23,884,854
Weighted average discount rate	7.92%	7.92%	7.71%	7.71%	7.91%
Weighted average remaining lease term (years)	6 years 8 months 4 days	6 years 8 months 4 days	6 years 1 month 6 days	6 years 1 month 6 days	9 years